Summary of Significant Accounting Policies (Income Taxes) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Contingency [Line Items]
Percent distribution of REIT taxable income	100.00%
Income provision	$ 0
Number of years subsequent to a failed REIT Qualifying Test the Company would not be Qualified as a REIT	4 years
Uncertain tax positions	$ 0
Penalties and interest	0	$ 0	$ 0
Penalties and interest accrued	0	0
Federal income tax basis	7,100,000,000	$ 6,800,000,000
Taxable REIT Subsidiary
Income Tax Contingency [Line Items]
Operating loss carryforwards	20,800,000
Valuation allowance	$ 20,800,000
Cash | Tax Year 2018 | Tax Cuts and Jobs Act | Taxable REIT Subsidiary
Income Tax Contingency [Line Items]
Effective income tax rate for repatriation of foreign earnings	15.50%
Noncash | Tax Year 2018 | Tax Cuts and Jobs Act | Taxable REIT Subsidiary
Income Tax Contingency [Line Items]
Effective income tax rate for repatriation of foreign earnings	8.00%